Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Convertible Preferred Stock
7.	Convertible Preferred Stock

The outstanding shares of convertible preferred stock, immediately prior to the closing of the IPO on April 2, 2012 were automatically converted into 15,221,571 shares of common stock. During the three and nine months ended December 31, 2011, the convertible preferred stockholders received a cash dividend of $0.767 and $0.863 per share, respectively, or approximately $11.6 million and $13.1 million in the aggregate, respectively, as a result of participating in the common stock dividend. No dividend was declared or paid during the three and nine months ended December 31, 2012.

8.	Convertible Preferred Stock

The convertible preferred stock at March 31, 2012 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$41,418
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	50,226
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	40,783

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$132,427

The convertible preferred stock at March 31, 2011 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$39,543
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	47,740
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	38,617

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$125,900

As of March 31, 2012 and 2011, the Company had the authority to issue 6,455,531 shares of blank check preferred stock, par value $0.001 per share (the “Blank Check Preferred Stock”).

The rights, preferences and privileges of the Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock are as follows:

Voting

Each holder of outstanding shares of convertible preferred stock is entitled to cast a number of votes equal to the number of whole shares of common stock into which such holder’s shares of convertible preferred stock are convertible as of the applicable record date.

Certain Protective Provisions

In addition to any other voting powers provided by law, the Company must obtain the vote of at least 51% of the outstanding shares of each of the Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock in order to effect certain changes adverse to the authorized preferred stock, issue securities to the public or outside of a duly adopted stock option plan, effect a change in control or deviate from the pre-approved budget and business strategy of the Company, including composition and compensation of its senior management, or enter into any other material transactions out of the ordinary course of business, including affiliate transactions, guarantees and joint ventures.

Dividends

The holders of the outstanding shares of convertible preferred stock are entitled to receive non-cumulative dividends, when and if declared by the Board of Directors on the common stock, whether payable in cash, securities or other property. Each holder of convertible preferred stock shall be entitled to dividends based on the number of shares of common stock into which those shares of convertible preferred stock could be converted as of the record date, or if no record date is established, on the date such dividend is declared. The Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock rank pari passu with each other, and senior to the common stock, with respect to dividend distributions.

During the years ended March 31, 2012, 2011 and 2010, the convertible preferred stockholders received cash dividends of $1.07, $0.99 and $0.28 per share, respectively, or approximately $13.1 million, $12.2 million and $3.4 million in the aggregate, respectively, as a result of participating in the common stock dividend.

Conversion

The holders of shares of convertible preferred stock have the right, at the election of the holders of at least a majority of such series of preferred stock, to convert such shares into that number of shares of common stock equal to the applicable initial purchase price divided by the conversion price then in effect. No fractional shares of common stock would be issued upon such conversion. Initially, such conversion would have been on a 1-for-1 basis, subject to adjustment for any stock dividend, stock split, reclassification, recapitalization, consolidation or similar event. In addition, the holders of shares of convertible preferred stock are entitled to anti-dilution protection, which provides that, subject to certain exceptions, upon a subsequent dilutive issuance of common stock for a purchase price per share of less than the applicable conversion price then in effect, the conversion price of such series of preferred stock would be adjusted on a weighted average basis. As a result, the conversion ratio of convertible preferred stock to common stock would be adjusted accordingly. As of March 31, 2011, the conversion ratio for each series of convertible preferred stock was 1-for-1. On March 7, 2012, we declared a stock split effected as a stock dividend of 0.239385 shares for each share of common stock. As a result, the conversion ratio for each series of convertible preferred stock as of March 31, 2012 was 1-for-1.239385.

Each share of convertible preferred stock will automatically convert into shares of common stock at the then effective and applicable conversion price immediately prior to the consummation of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sales of common stock with a price per share of common stock, prior to underwriting commissions, of no less than three times the applicable initial purchase price of such series of convertible preferred stock, subject to adjustment for any stock split, dividend, combination, recapitalization or the like.

Each holder of outstanding shares of convertible preferred stock immediately prior to such automatic conversion shall be entitled to all dividends which have been declared but unpaid prior to the time of automatic conversion. Such dividends shall be paid to all such holders within 30 days of the automatic conversion. As of March 31, 2012, no dividends had been declared but unpaid by the Company.

Liquidation

Upon liquidation, dissolution or winding up of the Company, the holders of convertible preferred stock shall be entitled to receive, prior and in preference to any distribution to the holders of common stock, an amount per share equal to the greater of (i) the sum of the applicable initial purchase price, subject to adjustment for any stock dividend, stock split, reclassification, recapitalization, consolidation or similar event and the product of 8% of the initial purchase price, as so adjusted, and a fraction, the numerator of which is the number of calendar days elapsed since the original issuance of such series of convertible preferred stock and the denominator of which is 365, and (ii) the amount each share of convertible preferred stock would receive in connection with such liquidation event if such shares had been converted into common stock immediately prior to such liquidation. The initial purchase price for each share of Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock was $6.14772, $6.45 and $7.35, respectively. The original issuance dates for shares of Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock were August 9, 2002, July 1, 2004 and November 14, 2005, respectively. The Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock rank pari passu with each other, and senior to the common stock, with respect to distributions upon the liquidation, winding-up and dissolution of the Company. A liquidation event includes sales of substantially all of the Company’s property and assets, or any merger, consolidation, recapitalization, stock purchase or other, pursuant to which 50% or more of the Company’s shares are acquired by a third party.